Schedule of Investments (unaudited) March 31, 2024	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Sterling COOFS Trust(a)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$4,357
Series 2004-2, Class Note, 2.08%, 03/30/30(b)	208	2,082

Total Asset-Backed Securities — 0.0% (Cost: $58,832)		6,439

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 2.2%
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, (1-mo. Term SOFR + 1.15%), 6.47%, 09/15/34(b)(c)	607	607,000
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.19%, 04/15/36(b)(c)	241	239,233
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. Term SOFR + 1.69%), 7.02%, 03/15/40(b)(c)	500	500,937
BX Trust, Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.49%, 08/15/39(b)(c)	744	746,092
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 5.82%, 10/12/40(b)(c)	340	345,833
CSAIL Commercial Mortgage Trust(c)
Series 2018-C14, Class XA, 0.51%, 11/15/51	1,921	37,393
Series 2019-C16, Class XA, 1.54%, 06/15/52	6,318	388,438
CSRO Trust, Series 2023, Class A, 7.12%, 07/12/40	177	185,383
GS Mortgage Securities Corp. Trust(b)(c)
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.52%, 08/15/39	560	563,524
Series 2023-FUN, Class A, (1-mo. Term SOFR + 2.09%), 7.42%, 03/15/28	280	280,875
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	590,795
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (Prime), 8.50%, 06/15/35(b)(c)	45	41,527
ORL Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.35%), 7.68%, 10/19/36(b)(c)	445	446,128
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.06%, 08/17/36(b)	583	539,820
Series 2018-C44, Class XA, 0.71%, 05/15/51	4,710	110,760

		5,623,738

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	122	20,802
IndyMac INDX Mortgage Loan Trust, Series 2006- AR33, Class 4AX, 0.17%, 01/25/37(a)	17,705	2

		20,804

Principal Only Collateralized Mortgage Obligations(d) — 0.0%
CHL Mortgage Pass-Through Trust, Series 2003-J8, Class PO, 0.01%, 09/25/23	1	1,035

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36	$85		$59,334
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 0.01%, 11/25/35	45		24,211

			84,580

Total Non-Agency Mortgage-Backed Securities — 2.2% (Cost: $5,763,068)			5,729,122

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.7%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(e)	13,000		9,840,112

Collateralized Mortgage Obligations — 66.6%
Fannie Mae, Series 0040, Class K, 6.50%, 08/17/24	—	(f)	3
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,731		1,842,877
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 3.42%, 08/25/35(c)	31		29,963
Series 2010-134, Class DB, 4.50%, 12/25/40	5,726		5,629,001
Series 2010-136, Class CY, 4.00%, 12/25/40	2,854		2,742,470
Series 2010-47, Class JB, 5.00%, 05/25/30	1,629		1,625,396
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351		13,424,313
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,483		3,286,709
Series 2011-99, Class CB, 4.50%, 10/25/41	27,845		27,367,429
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,458,966
Series 2013-81, Class YK, 4.00%, 08/25/43	7,000		6,344,028
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 0.89%, 05/25/48(c)	4,054		3,415,775
Series 2018-50, Class EB, 4.00%, 07/25/48	2,001		1,900,580
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500		3,920,901
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	230		239,463
Series 2731, Class ZA, 4.50%, 01/15/34	1,270		1,233,591
Series 2927, Class BZ, 5.50%, 02/15/35	1,229		1,218,629
Series 3745, Class LK, 4.00%, 10/15/40	3,500		3,296,929
Series 3745, Class ZA, 4.00%, 10/15/40	1,250		1,167,040
Series 3762, Class LN, 4.00%, 11/15/40	2,000		1,858,882
Series 3780, Class ZA, 4.00%, 12/15/40	3,215		3,061,294
Series 3856, Class PB, 5.00%, 05/15/41	6,149		6,199,134
Series 3960, Class PL, 4.00%, 11/15/41	2,857		2,759,245
Series 3963, Class JB, 4.50%, 11/15/41	492		484,045
Series 4016, Class BX, 4.00%, 09/15/41	15,408		14,453,413
Series 4269, Class PM, 4.00%, 08/15/41	8,884		8,099,791
Series 4299, Class JY, 4.00%, 01/15/44	1,000		925,085
Series 4384, Class LB, 3.50%, 08/15/43	3,563		3,386,616
Series 4615, Class LB, 4.50%, 09/15/41	7,086		6,927,371
Series 4748, Class BM, 3.50%, 11/15/47	3,351		2,801,240
Series 4774, Class L, 4.50%, 03/15/48	4,876		4,663,078
Series 4830, Class AV, 4.00%, 10/15/33	1,069		974,270
Series 5249, Class LB, 4.00%, 08/25/52	6,295		5,611,716
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	43		43,202
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	7,143		6,759,521
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,985		4,764,579

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Ginnie Mae (continued)
Series 2015-96, Class ZM, 4.00%, 07/20/45	$8,873	$7,906,125
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,445	5,410,846
Ginnie Mae Mortgage-Backed Securities, Series 2022-63, Class ZM, 3.50%, 10/20/50	4,453	3,451,916
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	483	456,690
Series 2018-4, Class MA, 3.50%, 03/25/58	2,824	2,648,010
Series 2019-1, Class MA, 3.50%, 07/25/58	879	825,575
Series 2019-2, Class MA, 3.50%, 08/25/58	359	335,203

		174,950,910

Commercial Mortgage-Backed Securities(c) — 0.6%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 0.88%, 06/25/29	1,396	52,299
Series K104, Class X1, 1.12%, 01/25/30	1,343	68,705
Series K105, Class X1, 1.52%, 01/25/30	1,814	127,770
Series K107, Class X1, 1.59%, 01/25/30	1,215	90,735
Series K109, Class X1, 1.58%, 04/25/30	934	69,761
Series K110, Class X1, 1.70%, 04/25/30	392	30,556
Series K113, Class X1, 1.38%, 06/25/30	1,589	106,375
Series K115, Class X1, 1.32%, 06/25/30	1,944	126,659
Series K120, Class X1, 1.04%, 10/25/30	3,872	200,534
Series K122, Class X1, 0.88%, 11/25/30	1,660	75,104
Ginnie Mae
Series 2013-63, Class IO, 0.78%, 09/16/51	3,135	80,236
Series 2014-169, Class IO, 0.60%, 10/16/56	12,102	276,756
Series 2016-113, Class IO, 1.18%, 02/16/58	3,325	184,463

		1,489,953

Interest Only Collateralized Mortgage Obligations — 12.6%
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	24	1,006
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 1.17%, 05/25/36(c)	1,972	159,566
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 0.57%, 12/25/41(c)	11,441	1,228,410
Series 2013-10, Class PI, 3.00%, 02/25/43	3,512	403,649
Series 2013-45, Class EI, 4.00%, 04/25/43	1,283	111,642
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 0.82%, 09/25/45(c)	9,341	645,723
Series 2020-12, Class JI, 4.50%, 03/25/50	6,938	1,493,573
Series 2021-23, Class CI, 3.50%, 07/25/46	17,499	3,088,378
Series 2021-26, Class AI, 3.50%, 05/25/50	25,224	4,776,818
Freddie Mac REMICS
Series 3744, Class CI, 3.00%, 06/25/51	18,279	2,531,392
Series 3744, Class PI, 4.00%, 06/15/39	737	21,522
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 0.57%, 09/15/41(c)	14,749	1,325,982
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 0.57%, 11/15/41(c)	8,795	849,825
Series 4026, Class IO, 4.50%, 04/15/32	497	36,284
Series 4119, Class SC, (30-day Avg SOFR + 6.04%), 0.72%, 10/15/42(c)	205	21,536
Series 4706, Class IG, 4.00%, 07/15/47	12,687	2,539,653
Series 5013, Class JI, 4.00%, 09/25/50	18,300	3,748,750
Series 5083, Class IN, 4.50%, 07/25/32	11,064	992,948
Series 5138, Class IP, 3.00%, 04/25/51	17,195	2,946,997

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.03%, 12/16/39(c)	$329		$23,986
Series 2011-52, Class MJ, (1-mo. Term SOFR + 6.54%), 1.21%, 04/20/41(c)	2,303		117,214
Series 2011-52, Class NS, (1-mo. Term SOFR + 6.56%), 1.23%, 04/16/41(c)	2,994		199,622
Series 2012-97, Class JS, (1-mo. Term SOFR + 6.14%), 0.81%, 08/16/42(c)	3,554		108,593
Series 2017-101, Class SL, (1-mo. Term SOFR + 6.09%), 0.76%, 07/20/47(c)	8,007		869,332
Series 2022-10, Class IT, 3.50%, 01/20/52	11,278		1,720,185
Series 2022-60, Class IH, 2.50%, 02/20/51	22,668		3,048,908
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	4,740		5

			33,011,499

Mortgage-Backed Securities — 64.7%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 -01/01/57(g)	29,306		27,728,296
Freddie Mac Mortgage-Backed Securities, 5.50%, 01/01/39(g)	3,962		4,049,625
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	6		5,909
5.00%, 10/20/39	916		922,141
Uniform Mortgage-Backed Securities
5.50%, 02/01/33 - 10/01/39(g)	2,917		2,977,480
5.00%, 06/01/33 - 04/11/54(g)(h)	27,308	(f)	26,888,320
6.50%, 10/01/38 - 10/01/39	1,031		1,074,983
4.50%, 01/01/39 - 10/01/52(g)(i)	33,896		32,704,779
2.50%, 04/16/39(h)	180		163,759
4.00%, 01/01/41 - 10/01/52(g)	36,286		33,915,895
3.00%, 04/11/54(h)	41,900		36,042,847
3.50%, 04/11/54(h)	3,664		3,278,831

			169,752,865

Principal Only Collateralized Mortgage Obligations(d) —2.1%
Fannie Mae Interest Strip
Series 297, Class 1, 0.01%, 09/25/39	2,039		1,568,655
Series 337, Class 1, 0.01%, 07/25/33	1,658		1,391,699
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 0.00%, 02/25/29	13		12,258
Fannie Mae REMICS
Series 2002-13, Class PR, 0.01%, 03/25/32	16		15,200
Series 2011-90, Class AO, 0.01%, 09/25/41	3,315		2,501,869

			5,489,681

Total U.S. Government Sponsored Agency Securities — 150.3% (Cost: $435,597,930)			394,535,020

Total Long-Term Investments — 152.5% (Cost: $441,419,830)			400,270,581

Short-Term Securities

Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 5.36%, 04/01/24 (Purchased 3/28/2024 to be repurchased at $726,829, Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $717,732, respectively)	727		726,722

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(j)(k)	1,960,238	$1,960,238

Total Short-Term Securities — 1.0% (Cost: $2,686,961)		2,686,960

Total Investments Before Borrowed Bonds — 153.5% (Cost: $444,106,791)		402,957,541

	Par (000)

Borrowed Bonds

U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(l)	$(917)	(717,732)

Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(717,732)

Total Investments, Net of Borrowed Bonds — 153.2% (Cost: $443,264,444)		402,239,809

Liabilities in Excess of Other Assets — (53.2)%		(139,684,493)

Net Assets — 100.0%		$262,555,316

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Rates are discount rates or a range of discount rates as of period end.
(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,494,937	$—	$(5,534,699	)(a)	$—	$—	$1,960,238	1,960,238	$50,034	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Canadian Imperial Bank of Commerce	5.44%	03/12/24	04/11/24		$2,548,818	$2,556,136	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		5,571,391	5,587,387	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		5,380,452	5,395,900	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		2,763,064	2,770,997	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		3,817,439	3,828,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		5,771,007	5,787,576	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.44	03/12/24	04/11/24		5,540,135	5,556,042	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Canadian Imperial Bank of Commerce	5.44%	03/12/24	04/11/24		$2,809,786	$2,817,854	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		3,941,599	3,952,936	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		5,851,385	5,868,216	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		5,434,610	5,450,242	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		5,654,330	5,670,594	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		1,857,057	1,862,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		1,897,422	1,902,880	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		8,283,066	8,306,892	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		18,211,602	18,266,008	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		4,311,096	4,323,496	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		3,456,121	3,466,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		2,326,385	2,333,077	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		1,891,900	1,897,341	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		3,454,778	3,464,715	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Co.	5.45	03/12/24	04/11/24		2,026,205	2,032,033	U.S. Government Sponsored Agency Securities	Up to 30 Days

					$102,799,648	$103,097,182

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	299	06/18/24	$33,128	$163,242
5-Year U.S. Treasury Note	6	06/28/24	642	1,903

				165,145

Short Contracts
10-Year U.S. Ultra Long Treasury Note	163	06/18/24	18,681	(101,282)
U.S. Long Bond	138	06/18/24	16,620	(351,707)
2-Year U.S. Treasury Note	116	06/28/24	23,720	17,672

				(435,317)

				$(270,172)

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Income Trust, Inc. (BKT)

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)	Value	Upfront	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund						Premium Paid (Received)

Rate	Frequency	Rate	Frequency

1-Day SOFR, 5.34%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD 137	$(10,693)	$(11)	$(10,682)
0.18%	Quarterly	1-Day FEDL, 5.33%	Quarterly	N/A	10/21/25	USD 137	10,661	9	10,652

							$(32)	$(2)	$(30)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$—	$6,439	$6,439
Non-Agency Mortgage-Backed Securities	—	5,729,120	2	5,729,122
U.S. Government Sponsored Agency Securities	—	394,535,020	—	394,535,020
Short-Term Securities
Borrowed Bond Agreement	—	726,722	—	726,722
Money Market Funds	1,960,238	—	—	1,960,238
Liabilities
Investments
Borrowed Bonds	—	(717,732)	—	(717,732)

	$1,960,238	$400,273,130	$6,441	$402,239,809

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$182,817	$10,652	$—	$193,469
Liabilities
Interest Rate Contracts	(452,989)	(10,682)	—	(463,671)

	$(270,172)	$(30)	$—	$(270,202)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $103,097,182 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Income Trust, Inc. (BKT)

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

FEDL	Fed Funds Effective Rate

IO	Interest Only

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STRIP	Separate Trading of Registered Interest & Principal

6